Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Plan Includes Stock Options and Restricted Stock Units

The following is a summary of, the 2005 Plan and the 2015 Plan, which includes stock options and restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2014	3,566
Restricted stock units granted	(1,923)
Option and restricted stock units forfeited	44

Available for grant at December 31, 2014	1,687
Authorized	20,000
Restricted stock units granted	(2,000)
Option and restricted stock units forfeited	175

Available for grant at December 31, 2015	19,862
Restricted stock units granted	(1,446)
Option and restricted stock units forfeited	335

Available for grant at December 31, 2016	18,751

Summary of Stock Option Activity

A summary of the stock option activity and related information is as follows:

	Number of Options Shares (in Thousands)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2014	1,410	1.47
Options forfeited	—	—
Options exercised	(352)	1.46

Outstanding at December 31, 2014	1,058	1.47	1.35

Options vested and expected to vest after December 31, 2014	1,058	1.47	1.35
Options forfeited	(143)	1.47
Options exercised	(336)	1.47

Outstanding at December 31, 2015	579	1.47	0.92

Options vested and expected to vest after December 31, 2015	579	1.47	0.92
Options forfeited	(257)	1.47	—
Options exercised	(64)	1.47	—

Outstanding at December 31, 2016	258	1.47	0.25

Options vested and expected to vest after December 31, 2016	258	1.47	0.25

Options exercisable at December 31, 2016	258	1.47	0.25

Summary of Restricted Stock Units and Changes

A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2014	3,921	2.90	0.43
Restricted stock units granted	1,923	5.13
Restricted stock units vested	(3,640)	2.96
Restricted stock units forfeited	(44)	4.92

Non-vested at December 31, 2014	2,160	4.90	0.31
Restricted stock units granted	2,000	6.83
Restricted stock units vested	(2,003)	4.96
Restricted stock units forfeited	(32)	5.85

Non-vested at December 31, 2015	2,125	6.65	0.73
Restricted stock units granted	1,446	12.67
Restricted stock units vested	(1,726)	6.46
Restricted stock units forfeited	(78)	6.57

Non-vested at December 31, 2016	1,767	11.65	0.47

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2014, 2015 and 2016.

	Year Ended December 31
	2014	2015	2016
	US$	US$	US$
Cost of sales	282	261	400
Research and development	6,773	6,565	10,529
Sales and marketing	1,746	1,790	3,122
General and administrative	1,546	1,802	3,313

	10,347	10,418	17,364